INVESTMENT IN SECURITIES	12 Months Ended
Dec. 31, 2024
Investment In Securities
INVESTMENT IN SECURITIES

6.	INVESTMENT IN SECURITIES

On June 28, 2024, the Company made a minority investment in Canadian Towers & Fiber Optics Inc. (“Canadian Towers”), a developer of fiber optic systems for the telecommunications sector, for the total amount of $1,000,000. On August 29,2024, the Company made an additional minority investment in Canadian Towers for the total amount of $300,000. Canadian Towers is focused on tower development and operating its 700+km fiber network in the attractive wireless market of Mexico. The total investment resulted in the Company acquiring 1,229,795 shares equating to 2.66% of Canadian Towers. The investment was initially recognized at cost. The Company assessed the investment for impairment in accordance with IFRS 9 and determined that a full impairment was necessary due to the following factors:

●	Audited financial statements for 2023 were not available at the time of the assessment.
●	The most recent available financial information (2022 draft reports) indicated negative working capital and accumulated losses, which were considered in the impairment analysis.
●	There is no observable market data to reliably determine fair value, and the investment’s ability to generate future economic benefits remains uncertain.

As a result, the full carrying amount of $1,300,000 has been written off.